SCHEDULE OF HISTORICAL FOREIGN CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Period End HK$: USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	7.7335	7.7785	7.7990
Period Average HK$: USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	7.7715	7.7997	7.8298